TRADE AND SETTLEMENT RECEIVABLES, AND OTHER ASSETS - Disclosure of detailed information about currency of receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Current Currencies Receivable [Line Items]
Total receivables and other assets	$ 25,438	$ 3,283
Canadian Dollars [Member]
Trade And Other Current Currencies Receivable [Line Items]
Total receivables and other assets	1,715	332
US Dollars [Member]
Trade And Other Current Currencies Receivable [Line Items]
Total receivables and other assets	15,933	411
Swedish Krona [Member]
Trade And Other Current Currencies Receivable [Line Items]
Total receivables and other assets	811	2,538
Turkish Lira [Member]
Trade And Other Current Currencies Receivable [Line Items]
Total receivables and other assets	$ 6,979	$ 2